Non-current assets held for sale - Change in foreclosed assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current assets held for sale
Balances at beginning of year	$ 1,295	$ 1,107
Additions	213	389
Disposals	(226)	(201)
Impairment losses	(5)
Balances at end of year	1,277	$ 1,295
Non-current assets held for sale
Non-current assets held for sale
Impairment losses	$ (5)